[Eaton Vance        Investing
Logo Omitted]       for the
                    21st
                    Century
                                                    [Photo of Brickwall Omitted]

                      SEMIANNUAL REPORT SEPTEMBER 30, 1997

[Photo of Highway Omitted]         EATON VANCE
                                     LIMITED
                            MATURITY MUNICIPALS FUND

                                     CLASSIC

                      GLOBAL MANAGEMENT-GLOBAL DISTRIBUTION
                                                                         Florida
                                                                   Massachusetts
                                                                        New York
                                                                    Pennsylvania

[Photo of Bridge Omitted]

EV Classic Limited Maturity Municipals Funds as of September 30, 1997

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

---------------------------

[Photo of Thomas J. Fetter]

---------------------------
Thomas J. Fetter,
President

The municipal bond market continued to respond favorably in 1997 to an economic climate of solid growth yet low inflation. Gross domestic product (GDP), a widely-used measure of economic performance, grew 4.9% in the first quarter, 3.3% in the second, and 3.3% in the third. However, inflation remained in the 2-to-3% range due to higher productivity brought on by technology and an increase in global competition. While the Federal Reserve elected to raise the Fed Funds Rate - the primary short-term interest rate benchmark - 0.25% to 5.5% in March, it has since maintained a stable interest rate policy in response to a benign inflation outlook. Not surprisingly, municipal bonds have turned in solid returns, with the Lehman Brothers Municipal Bond Index* - an unmanaged index of municipal bonds - rising 9.0% during the year ended September 30, 1997.

The municipal bond market has been characterized by heavy issuance and strong investor demand

According to Standard & Poor's, nearly $227 billion in municipal securities were brought to market in 1996, a 14% increase from the prior year. Thus far in 1997, municipal issuance has kept up that pace. Issuers have redeemed older bonds with relatively high coupons and replaced them with new bonds bearing lower coupons. This municipal refunding activity has been sparked in part by the strong market rally of recent months that has seen yields for 30-year AAA-rated general obligations decline to the 5.25% level at September 30. At that level, municipal yields represent 82% of 30-year Treasury yields, making them an attractive option for investors.

Amid Washington's newly found fiscal responsibility, the outlook for municipal bonds appears bright

Municipal bonds yield 82% of Treasury yields

5.25%                                8.20%

30-Year AAA-rated                    Taxable equivalent yield
General Obligations (GO) Bonds*      in 36% tax bracket

6.40%

30-Year Treasury bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund's yield. Statistics as of September 30, 1997.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

We believe the long-term outlook for municipal bonds has improved in the past year for several reasons. First, Congress and the Clinton Administration agreed to balance the budget by 2002. This would sharply reduce the government's borrowing needs, leading to lower interest rates and channeling investments into more productive areas of the economy. Second, the marginal tax rates of many taxpayers remain high. For them, municipal bonds may still be the best vehicle for tax relief. And finally, a balanced investment portfolio features equities, bonds, and cash. The stock market has shown higher-than-normal volatility this year, capped by steep price declines in late October. Following three years of stock market outperformance, we believe investors should consider reallocating a portion of their portfolios to bonds to maintain a prudent asset allocation. For these reasons, we believe that the municipal market will continue to attract tax-conscious investors. Eaton Vance will continue its leadership role in seeking high, tax-free income.

                             Sincerely,

                         /s/ Thomas J. Fetter,
                             Thomas J. Fetter,
                             President
                             November 10, 1997

*It is not possible to invest directly in an Index.

--------------------------------------------------------------------------------

  Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

--------------------------------------------------------------------------------

EV Classic Florida Limited Maturity Municipals Fund as of September 30, 1997

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

The Economy
--------------------------------------------------------------------------------

---------------------------

[Photo of William H. Ahern]

---------------------------
William H. Ahern,
Portfolio Manager

o Florida has enjoyed a relatively strong employment picture. The state's employment rolls grew by nearly 200,000 in the past year, accentuated by gains in the retail, construction, and entertainment industries. Net income continued to grow as wages rose 4.0% while property income grew 5.1%.

o The outlook is positive on the Florida tourism front. Room rates have increased and resorts continue to enjoy strong occupancy rates, surpassing previous records. The strong dollar, however, has negatively impacted European travel to the state.

o Florida continues to merit a AA rating from major ratings agencies, reflecting rapid population growth and a broadening economic base. Despite the demands for increased infrastructure to match fast growth, the state has limited its debt levels to 3.2% of personal income.

The Fund
--------------------------------------------------------------------------------

o During the six months ended September 30, 1997, the Fund had a total return of 3.9%.(1) This return resulted from an increase in net asset value per share to $9.63 on September 30, 1997 from $9.44 on March 31, 1997, and the reinvestment of $0.179 per share in tax-free income.(2)

o Based on the Fund's most recent dividend, and a net asset value of $9.63 per share, the Fund's distribution rate on September 30, 1997 was 3.72%.(3) The Fund's SEC yield at September 30 was 3.17%.(4)

o To equal 3.72% in a taxable investment, a couple in the 39.44% combined federal and state intangibles bracket would need a yield of 6.14%.

Management Update
--------------------------------------------------------------------------------

o The Portfolio featured relatively few changes during the period, focusing on structural adjustments. General obligations, insured hospitals, and electric utilities represented the largest sector weightings in the Portfolio.

o As always, call protection remained an important structural consideration. As interest rates have declined, more bonds have reached early redemption dates. By improving the Fund's call protection, we have increased its capital appreciation potential.

o Insured bonds represented a relatively high percentage of the Portfolio's holdings, an important consideration for quality-conscious Florida investors.

Your Investment at Work
--------------------------------------------------------------------------------

  Polk County, FL Industrial Development Authority
  IMC Fertilizer Corp.

[Graphic Omitted]

o IMC Fertilizer is one of the world's largest producers of potash, phosphate, and phosphate fertilizer.

o The proceeds of this bond were used to finance a 415-acre containment basin for the storage of phosphogypsom, a manufacturing by-product.

o The bonds provide a 7.53% coupon and give the Portfolio the opportunity to add yield while investing in a valuable environmental project for an industry leader.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's applicable contingent deferred sales charge (CDSC). (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (5) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for one year reflect 1% CDSC. (6) Sector weightings and Portfolio Overview are as of 9/30/97 only and may not be representative of the Portfolio's current or future investments. *Private insurance does not remove the investment risks associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of September 30, 1997

Performance(5)
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                               4.6%
Life of Fund (12/8/93)                 2.9

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
One Year                               3.6%
Life of Fund (12/8/93)                 2.9

5 Largest Sectors(6)
--------------------------------------------------------------------------------
By total investments

General Obligations (GO)                 30.2%
Insured - Hospitals*                     12.7%
Electric Utilities                       11.8%
Escrowed/prerefunded                      8.0%
Insured - Water & Sewer                   6.6%

Portfolio Overview(6)
--------------------------------------------------------------------------------

Number of Issues                          43
Average Rating                            AA
Average Coupon                         5.73%
Average Effective Maturity          9.9 Yrs.
Average Maturity                   12.9 Yrs.
Average Duration                    6.9 Yrs.

EV Classic Massachusetts Limited Maturity Municipals Fund as of
September 30,1997

INVESTMENT UPDATE

---------------------------

[Photo of William H. Ahern]

---------------------------
William H. Ahern,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

o The Massachusetts economy mirrored the strong growth at the national level. Unemployment measured only 4.0% in September, again below that of the nation as a whole. Technology, health care and financial services continued to register the strongest job growth among industry sectors.

o The Massachusetts construction industry is likely to be among the state's fastest-growing segments in coming years, according to DRI/McGraw-Hill. Boston's Central Artery Project, expected to reach its employment peak in 1999, should provide a major boost, with 6,600 people employed on the project.

o Massachusetts remains one of the nation's leading purveyors of technology-based products and services, including software, computer, and Internet-based services. That strength should mitigate the continuing effects of defense cutbacks, health care restructuring and banking consolidations.

The Fund
--------------------------------------------------------------------------------

o During the six months ended September 30, 1997, the Fund had a total return of 4.2%.(1) This return resulted from an increase in net asset value per share to $9.79 on September 30, 1997 from $9.57 on March 31, 1997, and the reinvestment of $0.183 per share in tax-free income.(2)

o Based on the Fund's most recent dividend, and a net asset value of $9.79 per share, the Fund's distribution rate on September 30, 1997 was 3.75%.(3) The Fund's SEC yield at September 30 was 3.26%.(4)

o To equal 3.75% in a taxable investment, a couple in the 43.68% combined federal and state intangibles bracket would need a yield of 6.66%.

Management Update
--------------------------------------------------------------------------------

o In an increasingly generic market, quality spreads - the yield difference between bonds of varying quality - narrowed appreciably. Therefore, we redoubled our efforts to find special situations that would provide attractive yield opportunities for the Fund.

o The Portfolio had a fairly large exposure to housing bonds. Amid relatively large supply, the Massachusetts housing sector offered attractive opportunities to add yield to the Portfolio.

o We added to the Portfolio's non-rated and lower-rated investment-grade bonds. Eaton Vance's research resources provide us a valuable advantage in that segment of the market.

Your Investment at Work
--------------------------------------------------------------------------------

  Massachusetts Health & Educational Finance Authority
  Milford-Whitinsville Hospital

[Graphic Omitted]

o Milford-Whitinsville Regional Hospital is a teaching hospital that operates facilities in three locations in central Massachusetts.

o The hospital provides a broad range of community health care services, including surgery, obstetrics, gynecology, orthopedics and pediatrics.

o This 7.12% bond, rated Baa3/BB by Moody's and S&P, is representative of the Portfolio's efforts to find value in lower-rated bonds in the growing life care sector, which is playing an increasingly important role in the nation's health care picture.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's applicable contingent deferred sales charge (CDSC). (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (5) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for one year reflect 1% CDSC. (6) Sector weightings and Portfolio Overview are as of 9/30/97 only and may not be representative of the Portfolio's current or future investments. *Private insurance does not remove the investment risks associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Fund Information
as of September 30, 1997

Performance(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                               5.6%
Life of Fund (12/8/93)                 3.4

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
One Year                               4.6%
Life of Fund (12/8/93)                 3.4

5 Largest Sectors(6)
--------------------------------------------------------------------------------
By total investments

Insured - Housing*                       20.0%
Hospitals*                                9.3%
Insured - Water & Sewer*                  8.8%
Insured - GOs*                            8.5%
General Obligations (GO)                  7.4%

Portfolio Overview(6)
--------------------------------------------------------------------------------

Number of Issues                     37
Average Rating                      AA-
Average Coupon                    5.88%
Average Effective Maturity    10.7 Yrs.
Average Maturity              12.6 Yrs.
Average Duration               7.4 Yrs.

EV Classic New York Limited Maturity Municipals Fund as of September 30, 1997

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

-------------------------

[Photo of Nicole Anderes]

-------------------------
Nicole Anderes,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

o New York has entered its fifth consecutive year of marginal growth, although the state's 0.2% job growth continues to lag that of the nation as a whole, ranking 38th among the states. New York has been especially affected by the loss of manufacturing jobs. Despite lackluster overall growth, the single engine of the securities industry has been able to improve the state's financial health.

o Income growth in New York again outpaced the nation, boosted by the twin effects of strong profits and increasing bonuses within the financial sector. Four of the state's highest-paying sectors are in the financial services sector, which benefited from a slow-growth economy and a low interest-rate climate.

o New York ended fiscal 1997 with a surplus in excess of $1 billion, thanks to the securities industry tax windfall and cost containments implemented by the Pataki administration.

The Fund
--------------------------------------------------------------------------------

o During the six months ended September 30, 1997, the Fund had a total return of 5.3%.(1) This return resulted from an increase in net asset value per share to $9.85 on September 30, 1997 from $9.53 on March 31, 1997, and the reinvestment of $0.179 per share in tax-free income.(2)

o Based on the Fund's most recent dividend, and a net asset value of $9.85 per share, the Fund's distribution rate on September 30, 1997 was 3.63%.(3) The Fund's SEC yield at September 30 was 3.55%.(4)

o To equal 3.63% in a taxable investment, a couple in the 40.38% combined federal and state tax bracket would need a yield of 6.09%.

Management Update
--------------------------------------------------------------------------------

o We restructured the Portfolio in late Spring, reducing holdings insured issues while increasing our exposure to state-appropriated debt. State debt was subsequently upgraded by S&P and has since outperformed.

o From the standpoint of maturity structure, we've followed a "barbell" approach, while keeping portfolio maturities the same. At one end, we have moved out of the 12-to-17 year maturity range and into longer-maturity, performance-oriented bonds.

o At the other end of the barbell, we have emphasized shorter-maturity, higher-yielding bonds with less price-sensitivity. This barbell approach has provided upside potential as well as a measure of protection against a possible market reversal.

Your Investment at Work
--------------------------------------------------------------------------------

  New York State Housing Finance Agency
  Health Facilities Revenue Bonds

[Graphic Omitted]

o These bonds were issued in 1995 to refund outstanding bonds that financed the construction and equipping of health facilities throughout New York City.

o The bonds are subject to annual appropriations by the New York State legislature, and are therefore a "tried and true" debt financing structure within the state.

o With its 6.38% coupon, the bond provides a significant advantage over higher-quality New York municipals. However, given New York State's involvement in the income stream, the issue provides better underlying credit quality than its Baa/BBB+ ratings imply.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's applicable contingent deferred sales charge (CDSC). (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (5) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for one year reflect 1% CDSC. (6) Sector weightings and Portfolio Overview are as of 9/30/97 only and may not be representative of the Portfolio's current or future investments. *Private insurance does not remove the investment risks associated with this investment. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of September 30, 1997

Performance(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                               6.7%
Life of Fund (12/8/93)                 3.5

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
One Year                               5.7%
Life of Fund (12/8/93)                 3.5

5 Largest Sectors(6)
--------------------------------------------------------------------------------
By total investments

Transportation                           14.3%
Lease Revenue/COP                        14.0%
Housing                                  11.1%
Insured - Hospitals*                      8.7%
Water & Sewer                             7.7%

Portfolio Overview(6)
--------------------------------------------------------------------------------

Number of Issues                     38
Average Rating                      AA-
Average Coupon                     5.9%
Average Effective Maturity     9.6 Yrs.
Average Maturity              13.2 Yrs.
Average Duration               6.7 Yrs.

EV Classic Pennsylvania Limited Maturity Municipals Fund as of
September 30, 1997

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

----------------------------

[Photo of Timothy T. Browse]

----------------------------
Timothy T. Browse,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

o The Pennsylvania economy generated further momentum during the past year, keeping its growth trend intact, as job creation continued. While the commonwealth's unemployment rate still hovered slightly above the national rate, the economy was aided by a surge in construction, which rose about 5% over the past year.

o The service sector was responsible for seven of every eight new jobs in Pennsylvania. According to the Pennsylvania Department of Labor and Industry, more than 70,000 new service jobs were created in the past year, led by business services and health care.

o Pennsylvania is making fast progress in its transition from a manufacturing-based economy. The commonwealth ranks 5th in the nation in biotechnology firms, 4th in environmental technology, and 2nd in biopharmaceutical companies.

The Fund
--------------------------------------------------------------------------------

o During the six months ended September 30, 1997, the Fund had a total return of 5.2%.(1) This return resulted from an increase in net asset value per share to $9.88 on September 30, 1997 from $9.57 on March 31, 1997, and the reinvestment of $0.183 per share in tax-free income.(2)

o Based on the Fund's most recent dividend, and a net asset value of $9.88 per share, the Fund's distribution rate on September 30, 1997 was 3.71%.(3) The Fund's SEC yield at September 30 was 3.25%.(4)

o To equal 3.71% in a taxable investment, a couple in the 44.69% combined federal and state tax bracket would need a yield of 6.71%.

Management Update
--------------------------------------------------------------------------------

o In this volatile period, the Portfolio made relatively few changes, continuing a relative-value approach and focusing on research-intensive, non-rated issues to add yield to the Fund.

o The Portfolio maintained its fairly large exposure to hospitals. Although the field is increasingly competitive, we were able to add yield to the Fund with BBB rated hospital bonds.

o We were able to reduce the impact of market volatility on the Portfolio by balancing higher-yielding bonds with higher-quality insured bonds. The higher-yielding bonds possess defensive characteristics that provide a measure of protection against a market reversal, while the lower-yielding bonds provide upside protection.

Your Investment At Work
--------------------------------------------------------------------------------

  Pennsylvania EDA
  Resource Recovery - Colver Project

[Graphic Omitted]

o These bonds were issued to finance the development of a 102-megawatt, waste-coal-fired, power production facility.

o The project will generate electricity through the use of 552,000 tons per year of bituminous coal refuse left over from decades of coal mining in the region. The project is popular because it uses waste products to provide energy for the surrounding populations.

o This bond, rated BBB- by S&P, represents the efforts of the Portfolio to add value through lower-rated, investment-grade bonds that may have further upgrade potential.

--------------------------------------------------------------------------------
(1) This return does not include the Fund's applicable contingent deferred sales charge (CDSC). (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (5) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for one year reflect 1% CDSC. (6) Sector weightings and Portfolio Overview are as of 9/30/97 only and may not be representative of the Portfolio's current or future investments. *Private insurance does not remove the investment risks associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of September 30, 1997

Performance(5)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                               6.8%
Life of Fund (12/8/93)                 3.7

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
One Year                               5.8%
Life of Fund (12/8/93)                 3.7

5 Largest Sectors(6)
--------------------------------------------------------------------------------
By total investments

Hospitals                                15.2%
Life Care                                13.1%
Escrowed/prerefunded                      9.5%
Insured - Electric Utilities**            7.5%
Transportation                            7.5%

Portfolio Overview(6)
--------------------------------------------------------------------------------

Number of Issues                     51
Average Rating                      AA-
Average Coupon                    5.87%
Average Effective Maturity     8.8 Yrs.
Average Maturity              11.2 Yrs.
Average Duration               6.7 Yrs.

EV Classic Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Statements of Assets and Liabilities

As of September 30, 1997

                        Classic                                 Classic                  Classic                    Classic
                        Florida                              Massachusetts               New York                 Pennsylvania
                      Limited Fund                           Limited Fund              Limited Fund               Limited Fund
-----------------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------------
Investment in Limited
  Maturity Municipals
  Portfolio --
  Identified cost               $ 5,570,152                  $4,192,577                 $2,949,088                 $5,152,087
  Unrealized appreciation           116,044                     131,121                     78,759                    102,951
-----------------------------------------------------------------------------------------------------------------------------
Total investment in Portfolio,
  at value (Note 1A)            $ 5,686,196                  $4,323,698                 $3,027,847                 $5,255,038
-----------------------------------------------------------------------------------------------------------------------------
Receivable from
  Administrator (Note 4)              8,323                       7,838                     11,623                     11,897
Deferred organization
  expenses (Note 1D)                  3,134                       2,595                      2,413                      2,376
-----------------------------------------------------------------------------------------------------------------------------
Total assets                    $ 5,697,653                  $4,334,131                 $3,041,883                 $5,269,311
-----------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------
Dividends payable               $     4,661                  $    3,585                 $    2,426                 $    4,319
Payable for Fund shares
  redeemed                               --                      20,000                      3,004                     22,644
Payable to affiliate for
  Trustees' fees (Note 4)                41                          --                         --                         42
Accrued expenses                      2,060                       1,998                      1,582                      2,436
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities               $     6,762                  $   25,583                 $    7,012                 $   29,441
-----------------------------------------------------------------------------------------------------------------------------
Net Assets                      $ 5,690,891                  $4,308,548                 $3,034,871                 $5,239,870
-----------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                 $ 6,744,030                  $4,411,424                 $3,227,286                 $5,637,429
Accumulated net realized
  loss on investments from
  Portfolio (computed on
  the basis of identified
  cost)                          (1,173,347)                   (234,870)                  (271,894)                  (508,196)
Accumulated undistributed
  net investment income               4,164                         873                        720                      7,686
Net unrealized appreciation
  of investments from
  Portfolio (computed on
  the basis of identified cost)     116,044                     131,121                     78,759                    102,951
-----------------------------------------------------------------------------------------------------------------------------
Total                           $ 5,690,891                  $4,308,548                 $3,034,871                 $5,239,870
-----------------------------------------------------------------------------------------------------------------------------

Shares of Beneficial Interest Outstanding
-----------------------------------------------------------------------------------------------------------------------------
                                    590,956                     439,878                    308,005                    530,596
-----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
Price Per Share (Note 6)
-----------------------------------------------------------------------------------------------------------------------------
(net assets / shares of
  beneficial interest
  outstanding)                  $      9.63                  $     9.79                 $     9.85                 $     9.88
-----------------------------------------------------------------------------------------------------------------------------

                                              See notes to financial statements

EV Classic Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Operations

For the Six Months Ended September 30, 1997

                                    Classic                     Classic                    Classic                    Classic
                                    Florida                  Massachusetts                New York                 Pennsylvania
                                 Limited Fund                Limited Fund               Limited Fund               Limited Fund
-----------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
-----------------------------------------------------------------------------------------------------------------------------
Interest income allocated from
  Portfolio                        $156,989                    $120,591                  $  79,361                   $152,221
Expenses allocated from
  Portfolio                         (16,641)                    (13,246)                    (8,889)                   (16,405)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income from
  Portfolio                        $140,348                    $107,345                  $  70,472                   $135,816
-----------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------
Compensation of Trustees not
  members of the Administrator's
  organization (Note 4)            $    125                    $     --                  $      --                   $     84
Distribution fees (Note 5)           25,882                      19,558                     13,042                     24,208
Transfer and dividend disbursing
  agent fees                          2,705                       1,928                      1,391                      2,441
Printing and postage                  4,974                       4,170                      4,551                      5,625
Custodian fee                         1,746                       1,500                      1.502                      1,501
Legal and accounting services         5,544                       5,251                      5,942                      8,476
Amortization of organization
  expenses (Note 1D)                    728                       1,109                      1,026                      1,012
Miscellaneous                           249                         598                      1,391                        576
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                     $ 41,954                    $ 34,114                  $  28,845                   $ 43,923
-----------------------------------------------------------------------------------------------------------------------------
Deduct --
  Preliminary allocation of
    expenses to the Administrator
    (Note 4)                       $  8,323                   $   7,838                  $  11,623                   $ 11,897
-----------------------------------------------------------------------------------------------------------------------------
Total expense reductions           $  8,323                   $   7,838                  $  11,623                   $ 11,897
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                       $ 33,631                   $  26,276                  $  17,222                     32,026
-----------------------------------------------------------------------------------------------------------------------------
Net investment income              $106,717                   $  81,069                  $  53,250                   $103,790
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment tranactions
  (identified cost basis)          $ 31,096                   $  27,799                  $  21,208                   $ 56,839
  Financial futures contracts       (77,099)                    (48,026)                    (1,893)                   (17,713)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  investments                       (46,003)                    (20,227)                 $  19,315                   $ 39,126
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investment transactions          $178,522                   $ 132,279                  $  92,178                   $138,939
  Financial futures contracts       (14,524)                    (14,396)                   (15,228)                   (10,559)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation of investments      $163,998                     117,883                  $  76,950                    128,380
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  on investments                   $117,995                   $  97,656                  $  96,265                   $167,506
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                       $224,712                   $ 178,725                  $ 149,515                   $271,296
-----------------------------------------------------------------------------------------------------------------------------

                                              See notes to financial statements

EV Classic Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Six Months Ended September 30, 1997

                                   Classic                     Classic                    Classic                    Classic
Increase (Decrease)                Florida                  Massachusetts                New York                 Pennsylvania
in Net Assets                   Limited Fund                Limited Fund               Limited Fund               Limited Fund
-----------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income          $  106,717                  $   81,069                 $   53,250                 $  103,790
  Net realized gain (loss)
    on investments                  (46,003)                    (20,227)                    19,315                     39,126
  Net change in unrealized
    appreciation (depreciation) of
    investments                     163,998                     117,883                     76,950                    128,380
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
  from operations                $  224,712                  $  178,725                 $  149,515                 $  271,296
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders
  (Note 2) --
  From net investment income     $ (107,565)                 $  (82,123)                $  (53,375)                $ (101,495)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions to
  shareholders                   $ (107,565)                 $  (82,123)                $  (53,375)                $ (101,495)
-----------------------------------------------------------------------------------------------------------------------------
Transactions in shares of
beneficial interest (Note 3) --
  Proceeds from sale of shares   $   86,264                  $  577,272                 $  528,156                 $   99,126
  Net asset value of shares
    issued to shareholders
    in payment of distributions
    declared                         73,219                      72,280                     34,546                     77,357
  Cost of shares redeemed          (372,452)                 (1,052,444)                  (611,290)                  (789,929)
-----------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets
  from Fund share transactions   $ (212,969)                 $ (402,892)                $  (48,588)                $ (613,446)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets                     $  (95,822)                 $ (306,290)                $   47,552                 $ (443,645)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period           $5,786,713                  $4,614,838                 $2,987,319                 $5,683,515
-----------------------------------------------------------------------------------------------------------------------------
At end of period                 $5,690,891                  $4,308,548                 $3,034,871                 $5,239,870
-----------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment
income included in net assets
-----------------------------------------------------------------------------------------------------------------------------
At end of period                 $    4,164                  $      873                 $      720                 $    7,686
-----------------------------------------------------------------------------------------------------------------------------

                                              See notes to financial statements

EV Classic Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Year Ended March 31, 1997

                                    Classic                     Classic                    Classic                    Classic
Increase (Decrease)                 Florida                  Massachusetts                New York                 Pennsylvania
in Net Assets                    Limited Fund                Limited Fund               Limited Fund               Limited Fund
-----------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income         $   260,641                 $   186,040                $   143,360                $   253,423
  Net realized loss on
    investments                    (144,972)                    (56,901)                   (59,746)                   (86,282)
  Change in unrealized
    appreciation (depreciation)
    of investments                   19,994                          56                     27,646                     17,127
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
  from operations               $   135,663                 $   129,195                $   111,260                $   184,268
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders
  (Note 2) --
  From net investment income    $  (256,923)                   (181,633)               $  (142,062)               $  (247,481)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions to
  shareholders                  $  (256,923)                   (181,633)               $  (142,062)               $  (247,481)
-----------------------------------------------------------------------------------------------------------------------------
Transactions in shares of
beneficial interest (Note 3) --
  Proceeds from sale of shares  $  344,966                  $   389,285                  1,372,700                $   806,219
  Net asset value of shares
    issued to shareholders in
    payment of distributions
    declared                        169,201                     160,523                    109,805                    188,466
  Cost of shares redeemed        (2,904,733)                   (935,519)                (2,528,853)                (2,728,664)
-----------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets
  from Fund share transactions  $(2,390,566)                $  (385,711)               $(1,046,348)               $(1,733,979)
-----------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets      $(2,511,826)                $  (438,149)               $(1,077,150)               $(1,797,192)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year            $ 8,298,539                 $ 5,052,987                $ 4,064,469                $ 7,480,707
-----------------------------------------------------------------------------------------------------------------------------
At end of year                  $ 5,786,713                 $ 4,614,838                $ 2,987,319                $ 5,683,515
-----------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment
income included in net assets
-----------------------------------------------------------------------------------------------------------------------------
At end of year                  $     5,012                 $     1,927                $       845                $     5,391
-----------------------------------------------------------------------------------------------------------------------------

                                              See notes to financial statements

EV Classic Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

Financial Highlights

                                        Classic Florida Limited Fund                      Classic Massachusetts Limited Fund
                             --------------------------------------------------- ---------------------------------------------------
                            Six Months                                          Six Months
                            Ended                                               Ended
                            September 30,          Year Ended March 31,         September 30,            Year Ended March 31,
                            1997           -----------------------------------  1997           -------------------------------------
                            (Unaudited)    1997      1996      1995      1994*  (Unaudited)    1997      1996      1995     1994**
------------------------------------------------------------------------------------------------------------------------------------
Net asset value --
  Beginning of period        $ 9.440       $ 9.620   $ 9.520   $ 9.480   $10.000   $ 9.570   $ 9.680   $ 9.560   $ 9.520   $10.000
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income        $ 0.178       $ 0.364   $ 0.359   $ 0.353   $ 0.103   $ 0.182   $ 0.376   $ 0.370   $ 0.359   $ 0.107
Net realized and unrealized
  gain (loss) on investments   0.191        (0.187)    0.100     0.088    (0.495)    0.222    (0.119)    0.118     0.092    (0.451)
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
  operations                 $ 0.369       $ 0.177   $ 0.459   $ 0.441   $(0.392)  $ 0.404   $ 0.257   $ 0.488   $ 0.451   $(0.344)
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income   $(0.179)      $(0.357)  $(0.359)  $(0.353)  $(0.103)  $(0.184)  $(0.367)  $(0.368)  $(0.359)  $(0.107)
In excess of net investment
  income                          --            --        --    (0.048)   (0.025)       --        --        --    (0.052)   (0.029)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions          $(0.179)      $(0.357)  $(0.359)  $(0.401)  $(0.128)  $(0.184)  $(0.367)  $(0.368)  $(0.411)  $(0.136)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of
  period                     $ 9.630       $ 9.440   $ 9.620   $ 9.520   $ 9.480   $ 9.790   $ 9.570   $ 9.680   $ 9.560   $ 9.520
------------------------------------------------------------------------------------------------------------------------------------

Total Return(1)                 3.93%         1.88%     4.84%     4.81%    (4.07)%    4.24%     2.70%     5.16%     4.90%    (3.67)%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (000 omitted)              $ 5,691       $ 5,787   $ 8,299   $13,771   $22,535   $ 4,309   $ 4,615   $ 5,053   $ 5,378   $ 4,967
Ratio of net expenses to
  average daily net assets
  (2)(3)                        1.77%+        1.70%     1.58%     1.50%     1.39%+    1.84%+    1.67%     1.47%     1.63%     1.49%+
Ratio of net expenses to
  average daily net assets,
  after custodian fee
  reduction(2)                  1.75%+        1.68%     1.56%       --        --      1.82%+    1.65%     1.46%       --        --
Ratio of net investment
  income to average daily
  net assets                    3.71%+        3.80%     3.75%     3.81%     3.25%+    3.73%+    3.90%     3.80%     3.82%     3.12%+

+ The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(2)(3)                2.06%+        1.80%     1.78%     1.71%     1.65%+    2.20%+    1.96%     1.92%     2.00%     2.38%+
  Expenses after custodian
    fee reduction(2)            2.04%+        1.78%     1.76%       --        --      2.18%+    1.94%     1.91%       --        --
  Net investment income         3.42%+        3.70%     3.55%     3.60%     2.99%+    3.37%+    3.61%     3.35%     3.45%     2.23%+
Net investment income per
  share                      $ 0.164       $ 0.354   $ 0.340   $ 0.334   $ 0.095   $ 0.164   $ 0.348   $ 0.326   $ 0.324   $ 0.077
------------------------------------------------------------------------------------------------------------------------------------

  + Annualized.

  * For the period from the start of business, December 8, 1993, to March 31, 1994.

 ** For the period from the start of business, December 9, 1993, to March 31, 1994.

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(3) The expense ratios for the year ended March 31, 1996 and periods thereafter, have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require each Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of its corresponding Portfolio. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                              See notes to financial statements

EV Classic Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

Financial Highlights

                                       Classic New York Limited Fund                       Classic Pennsylvania Limited Fund
                             --------------------------------------------------- --------------------------------------------------
                            Six Months                                          Six Months
                            Ended                                               Ended
                            September 30,          Year Ended March 31,         September 30,            Year Ended March 31,
                            1997          -------------------------------------1997           ------------------------------------
                            (Unaudited)   1997      1996      1995      1994*  (Unaudited)    1997      1996      1995      1994*
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value --
  Beginning of period        $ 9.530      $ 9.620   $ 9.490   $ 9.500   $10.000   $ 9.570    $ 9.660   $ 9.550   $ 9.520   $10.000
-----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income        $ 0.179      $ 0.362   $ 0.359   $ 0.354   $ 0.100   $ 0.189    $ 0.377   $ 0.373   $ 0.359   $ 0.103
Net realized and unrealized
  gain (loss) on
  investments                  0.320       (0.094)    0.130     0.037++  (0.473)    0.305     (0.100)    0.105++   0.082    (0.453)
-----------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
  operations                 $ 0.499      $ 0.268   $ 0.489   $ 0.391   $(0.373)  $ 0.494    $ 0.277   $ 0.478   $ 0.441   $(0.350)
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income   $(0.179)     $(0.358)  $(0.359)  $(0.354)  $(0.100)  $(0.184)   $(0.367)  $(0.368)  $(0.359)  $(0.103)
In excess of net investment
  income                          --           --        --    (0.047)   (0.027)       --         --        --    (0.052)   (0.027)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions          $(0.179)     $(0.358)  $(0.359)  $(0.401)  $(0.127)  $(0.184)   $(0.367)  $(0.368)  $(0.411)  $(0.130)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of
  period                     $ 9.850      $ 9.530   $ 9.620   $ 9.490   $ 9.500   $ 9.880    $ 9.570   $ 9.660   $ 9.550   $ 9.520
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(1)                 5.27%        2.84%     5.19%     4.26%    (3.88)%    5.19%      2.93%     5.05%     4.79%    (3.65)%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (000 omitted)              $ 3,035      $ 2,987   $ 4,064   $ 6,043   $ 6,325   $ 5,240    $ 5,684   $ 7,481   $ 9,753   $14,022

Ratio of net expenses to
  average daily net assets
  (2)(3)                        1.80%+       1.68%     1.48%     1.52%     1.61%+    1.82%+     1.81%     1.53%     1.47%     1.38%+

Ratio of net expenses to
  average daily net assets,
  after custodian fee
  reduction(2)                  1.80%+       1.66%     1.46%       --        --      1.80%+     1.79%     1.51%       --       --

Ratio of net investment
  income to average daily
  net assets                    3.67%+       3.77%     3.75%     3.76%     3.17%+    3.86%+     3.92%     3.87%     3.83%     3.29%+

+ The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(2)(3)                2.60%+       2.04%     1.90%     1.90%     2.17%+    2.26%+     1.93%     1.85%     1.84%     1.82%+
  Expenses after custodian
    fee reduction(2)            2.60%+       2.02%     1.88%       --        --      2.24%+     1.91%     1.83%       --       --
  Net investment income         2.87%+       3.41%     3.33%     3.38%     2.61%+    3.42%+     3.80%     3.55%     3.46%     2.85%+
Net investment income per
  share                      $ 0.140      $ 0.327   $ 0.319   $ 0.318   $ 0.082   $ 0.168    $ 0.365   $ 0.342   $ 0.324   $ 0.089
-----------------------------------------------------------------------------------------------------------------------------------

  + Annualized.

 ++ The per share amount is not in accordance with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

  * For the period from the start of business, December 8, 1993, to March 31, 1994.

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(3) The expense ratios for the year ended March 31, 1996 and periods thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers of those of its corresponding Portfolio. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                              See notes to financial statements

EV Classic Limited Maturity Municipals Funds as of September 30, 1997
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Trust presently consists of twenty-three Funds, four of which are included in these financial statements. They include EV Florida Classic Limited Maturity Municipals Fund ("Classic Florida Limited Fund"),
  EV Massachusetts Classic Limited Maturity Municipals Fund ("Classic Massachusetts Limited Fund"), EV New York Classic Limited Maturity
  Municipals Fund ("Classic New York Limited Fund"), and EV Pennsylvania Classic Limited Maturity Municipals Fund ("Classic Pennsylvania Limited Fund"). Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a "Portfolio"), a New York Trust, having the same investment objective as its corresponding Fund. The Classic Florida Limited Fund invests its assets in the Florida Limited Maturity Municipals Portfolio, the Classic Massachusetts Limited Fund invests its assets in the Massachusetts Limited Maturity Municipals Portfolio, the Classic New York Limited Fund invests its assets in the New York Limited Maturity Municipals Portfolio, and the Classic Pennsylvania Limited Fund invests its assets in the Pennsylvania Limited Maturity Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (6.9%, 6.9%, 3.5%, and 8.6% at September 30, 1997 for the Classic Florida Limited Fund, Classic Massachusetts Limited Fund, Classic New York Limited Fund, and Classic Pennsylvania Limited Fund, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  B Income -- Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1997, the Funds, for federal income tax purposes had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund                                  Amount          Expires

  ------------------------------------------------------------------------
Classic Florida Limited Fund                $ 47,151      March 31, 2005
                                             560,185      March 31, 2004
                                             175,896      March 31, 2003
Classic Massachusetts Limited Fund            30,086      March 31, 2005
                                              98,981      March 31, 2004
                                              35,341      March 31, 2003
                                                  58      March 31, 2002
Classic New York Limited Fund                 20,866      March 31, 2005
                                             151,250      March 31, 2004
                                              42,307      March 31, 2003
                                                 195      March 31, 2002
Classic Pennsylvania Limited Fund             25,743      March 31, 2005
                                             270,831      March 31, 2004
                                              83,019      March 31, 2003
                                                 563      March 31, 2002

  Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

  D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years beginning on the date each Fund commenced operations.

  E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

  G Other -- Investment transactions are accounted for on a trade date basis.

  H Interim Financial Information -- The interim financial statements relating to September 30, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------------------------------------------
  The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

  The tax treatment of distributions for the calendar year will be reported prior to February 1, 1998 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                               Classic Florida Limited Fund
                                         --------------------------------------
                                         Six Months Ended
                                         September 30, 1997      Year Ended
                                         (Unaudited)             March 31, 1997
  -----------------------------------------------------------------------------
  Sales                                               9,089              35,995
  Issued to shareholders electing to receive
    payments of distributions in Fund shares          7,638              17,701
  Redemptions                                       (38,954)           (303,371)

  -----------------------------------------------------------------------------
  Net decrease                                      (22,227)           (249,675)
  -----------------------------------------------------------------------------

                                          Classic Massachusetts Limited Fund
                                         -----------------------------------
                                         Six Months Ended
                                         September 30, 1997      Year Ended
                                         (Unaudited)             March 31, 1997
  -----------------------------------------------------------------------------
  Sales                                              59,550              40,444

  Issued to shareholders electing to receive
    payments of distributions in Fund shares          7,426              16,648

  Redemptions                                      (109,089)            (97,183)
  -----------------------------------------------------------------------------
  Net decrease                                      (42,113)            (40,091)
  -----------------------------------------------------------------------------

                                             Classic New York Limited Fund
                                         --------------------------------------
                                         Six Months Ended
                                         September 30, 1997      Year Ended
                                         (Unaudited)             March 31, 1997
  -----------------------------------------------------------------------------
  Sales                                              53,884             142,963

  Issued to shareholders electing to receive
    payments of distributions in Fund shares          3,549              11,452

  Redemptions                                       (63,030)           (263,184)
  -----------------------------------------------------------------------------
  Net decrease                                       (5,597)           (108,769)
  -----------------------------------------------------------------------------

                                            Classic Pennsylvania Limited Fund
                                         --------------------------------------
                                         Six Months Ended
                                         September 30, 1997      Year Ended
                                         (Unaudited)             March 31, 1997
  -----------------------------------------------------------------------------
  Sales                                               10,212             84,241

  Issued to shareholders electing to receive
    payments of distributions in Fund shares           7,934             19,601

  Redemptions                                        (81,638)          (284,505)

  -----------------------------------------------------------------------------
  Net decrease                                       (63,492)          (180,663)

  -----------------------------------------------------------------------------

4 Transactions with Affiliates
--------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the administrator of each Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Funds, $8,323, $7,838, $11,623, and $11,897, of expenses related to the operation of the Classic Florida Limited Fund, Classic Massachusetts Limited Fund, Classic New York Limited Fund, and Classic Pennsylvania Limited Fund, respectively, were allocated on a preliminary basis to EVM. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the the investment adviser fee earned by BMR. Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/trustees of the above organizations (Note 5).

5 Distribution Plan
--------------------------------------------------------------------------------
  Each Fund has adopted a distribution plan (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Funds to pay the principal underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of each Fund's daily net assets, for providing ongoing distribution services and facilities to the respective Fund. A Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund and, accordingly, reduces the Fund's net assets. For the six months ended September 30, 1997, Classic Florida Limited Fund, Classic Massachusetts Limited Fund, Classic New York Limited Fund and Classic Pennsylvania Limited Fund,paid or accrued $21,568, $16,298, $10,868 and $20,173, respectively, to or payable to EVD, representing 0.75% of average daily net assets. At September 30, 1997, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for Classic Florida Limited Fund, Classic Massachusetts Limited Fund, Classic New York Limited Fund and Classic Pennsylvania Limited Fund were approximately $3,526,000, $759,000, $913,000, and $1,686,000, respectively.

  In addition, the Plans authorize the Funds to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.20% per annum of each Fund's average daily net assets based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. For the six months ended September 30, 1997, Classic Florida Limited Fund, Classic Massachusetts Limited Fund, Classic New York Limited Fund and Classic Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $4,314, $3,260, $2,174, and $4,035, respectively. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Certain officers and Trustees of the Funds are officers or directors of EVD.

6 Contingent Deferred Sales Charge
--------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) of 1% is imposed on any redemption of Fund shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plans. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Funds. For the six months ended September 30, 1997, EVD received $1, $509, $239, and $867, respectively, of CDSC paid by shareholders of Classic Florida Limited Fund, Classic Massachusetts Limited Fund, Classic New York Limited Fund and Classic Pennsylvania Limited Fund.

7 Investment Transactions
--------------------------------------------------------------------------------
  Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended September 30, 1997, were as follows:

  Florida Limited Portfolio
  ---------------------------------------------------------------------------
  Increases                                                        $  115,853
  Decreases                                                           469,831

  Massachusetts Limited Portfolio
  ---------------------------------------------------------------------------
  Increases                                                        $  622,806
  Decreases                                                         1,106,251

  New York Limited Portfolio
  ---------------------------------------------------------------------------
  Increases                                                        $  549,642
  Decreases                                                           673,437

  Pennsylvania Limited Portfolio
  ---------------------------------------------------------------------------
  Increases                                                        $  117,838
  Decreases                                                           889,082

Florida Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
-------------------------------  Principal
                 Standard        Amount
Moody's          & Poor's        (000 omitted) Security                                          Value
------------------------------------------------------------------------------------------------------------
Electric Utilities -- 11.8%
------------------------------------------------------------------------------------------------------------
Aa               AA-              $  2,000    City of Tallahassee, Electric Refunding
                                              Bonds, 5.90%, 10/1/05                             $  2,159,940
Aa               AA                  1,000    Gainesville, FL, Electric Utility,
                                              5.00%, 10/1/16                                         969,000
Aa               AA                  3,000    Gainesville, FL, Utility System Revenue,
                                              5.00%, 10/1/15                                       2,920,140
Aa1              AA                  1,000    Jacksonville Electric Authority,
                                              (St. John's River Power Park), 5.25%, 10/1/20          977,800
Aa1              AA                  2,500    Jacksonville, FL, Electric Authority, (Johns
                                              River Power Park), 5.38%, 10/1/16                    2,506,450
------------------------------------------------------------------------------------------------------------
                                                                                                $  9,533,330
------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 8.0%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,015    Dade County, FL, Educational Facilities
                                              Authority, (MBIA) Prerefunded to 10/1/01,
                                              7.00%, 10/1/08                                    $  1,138,099
Aaa              AAA                 1,500    Florida Department of Natural Resources,
                                              Preservation 2000, (MBIA), Prerefunded to
                                              7/1/98, 7.25%, 7/1/08                                1,567,815
Aaa              AA-                 2,250    Orlando Utility Community Water and Electric,
                                              Prerefunded to 10/1/01, 6.50%, 10/1/20               2,481,773
Baa1             AAA                 1,250    Puerto Rico Aqueduct and Sewer Authority,
                                              Prerefunded to 7/1/98, 7.88%, 7/1/17                 1,313,363
------------------------------------------------------------------------------------------------------------
                                                                                                $  6,501,050
------------------------------------------------------------------------------------------------------------

General Obligations -- 30.2%
------------------------------------------------------------------------------------------------------------
Aa2              AA+              $  4,000    Florida State Board of Education, 5.00%, 6/1/14   $  3,959,599
Aa2              AA+                 2,000    Florida State Board of Education, 5.00%, 6/1/15      1,942,740
Aa2              AA+                 3,000    Florida State Board of Education, 5.55%, 6/1/11      3,138,180
Aaa              AAA                 4,000    Manatee County, FL, (FGIC), 4.75%, 10/1/13           3,810,240
Aa/AA            VMIG1/A1            1,000    Memphis, TN, Series 1995A, 4.15%, 8/1/07             1,002,915
Baa1             A-                  2,000    Puerto Rico Municipal Finance Agency, 5.50%,
                                              7/1/01                                               2,076,940
Baa1             A                   1,000    Puerto Rico Public Building Authority, Gtd.
                                              Public Education and Health Facilities,
                                              6.50%, 7/1/03                                     $  1,088,030
Aa               AA+                 3,000    State of Florida, 5.00%, 7/1/11                      3,017,130
Aa2              AA+                 3,000    State of Florida Board of Education, 4.75%,
                                              6/1/17                                               2,789,340
NR               NR                  1,500    Virgin Islands Public Finance Authority,
                                              (V.I. General Obligations/Matching Loan Fund
                                              Notes), 6.80%, 10/1/00                               1,593,300
------------------------------------------------------------------------------------------------------------
                                                                                                 $24,418,414
------------------------------------------------------------------------------------------------------------

Hospitals -- 3.3%
------------------------------------------------------------------------------------------------------------
NR               BBB+             $  1,250    Escambia County, FL, Health Facilities
                                              Authority, (Baptist Hospital, Inc. and
                                              Baptist Manor, Inc.), 6.00%, 10/1/14              $  1,283,763
Baa1             NR                    425    Jacksonville Health Facilities Authority
                                              (National Benevolent Association - Cypress
                                              Village), 6.00%, 12/1/98                               431,214
Baa1             NR                    450    Jacksonville Health Facilities Authority,
                                              (National Benevolent Association - Cypress
                                              Village), 6.25%, 12/1/99                               462,321
Baa1             NR                    480    Jacksonville Health Facilities Authority,
                                              (National Benevolent Association - Cypress
                                              Village), 6.50%, 12/1/00                               499,963
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,677,261
------------------------------------------------------------------------------------------------------------

Housing -- 0.7%
------------------------------------------------------------------------------------------------------------
Baa              BBB              $    600    Puerto Rico Housing Bank and Finance Agency,
                                              5.10%, 12/1/03                                    $    602,256
------------------------------------------------------------------------------------------------------------
                                                                                                $    602,256
------------------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 2.7%
------------------------------------------------------------------------------------------------------------
Baa2             BBB              $  2,000    Polk County, FL, Industrial Development
                                              Authority, (IMC Fertilizer), (AMT), 7.53%, 1/
                                              1/15                                              $  2,167,860
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,167,860
------------------------------------------------------------------------------------------------------------

Insured - Cogeneration -- 2.6%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  2,000    Dade County, FL, Resource Recovery
                                              Facilities, (AMBAC) (AMT), 5.30%, 10/1/07         $  2,090,020
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,090,020
------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 4.4%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,500    Dade County Local School District, (FGIC),
                                              Prerefunded to 8/1/01, 6.00%, 8/1/06              $  1,597,650
Aaa              AAA                 2,000    Dade County Local School District, (MBIA),
                                              5.00%, 2/15/15                                       1,970,220
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,567,870
------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 12.7%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  4,000    Jacksonville Health Facilities Authority,
                                              (Baptist Medical Center), (MBIA),
                                              7.25%, 6/1/05(1)                                  $  4,270,359
Aaa              AAA                 2,500    Naples, FL, (Naples Community Hospital Inc.),
                                              (MBIA), 5.50%, 10/1/16                               2,518,475
Aaa              AAA                 2,450    North Broward, FL, Hospital District, (MBIA),
                                              5.25%, 1/15/17                                       2,403,205
Aaa              AAA                 1,000    Orange County Health Facilities Authority,
                                              (Adventist Health System/Sunbelt Inc,),
                                              (CGIC), 5.50%, 11/15/02                              1,054,150
------------------------------------------------------------------------------------------------------------
                                                                                                 $10,246,189
------------------------------------------------------------------------------------------------------------

Insured - Housing -- 3.1%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,240    Florida Housing Finance Agency, (Leigh
                                              Meadows Apartments), (AMBAC), 5.85%, 9/1/10       $  1,299,074
Aaa              AAA                 1,140    Florida Housing Finance Agency, (Stottert
                                              Arms Apartments), (AMBAC), 5.90%, 9/1/10             1,198,995
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,498,069
------------------------------------------------------------------------------------------------------------

Insured - Industrial Development Revenue -- 1.9%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,500    Pinellas County, FL, (MBIA), 5.13%, 10/1/04       $  1,544,430
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,544,430
------------------------------------------------------------------------------------------------------------
Insured - Lease Revenue / Certificates of
Participation -- 1.3%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,000    Palm Beach County, FL, Criminal Justice
                                              Facilities, (FGIC), 5.38%, 6/1/10                 $  1,055,010
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,055,010
------------------------------------------------------------------------------------------------------------

Insured - Special Tax Revenue -- 2.9%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  2,345    Orange County, FL, Tourist Development Tax,
                                              (MBIA), 5.00%, 10/1/14                            $  2,321,175
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,321,175
------------------------------------------------------------------------------------------------------------

Insured - Transportation -- 6.6%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  2,000    Dade County, FL, Seaport Revenue, (MBIA),
                                              5.13%, 10/1/16                                    $  1,974,420
Aaa              AAA                 3,120    Hillsborough County Aviation Authority,
                                              (Tampa International Airport), (FGIC), 6.85%,
                                              10/1/06                                              3,335,904
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,310,324
------------------------------------------------------------------------------------------------------------

Insured - Water and Sewer -- 6.6%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  2,000    Dade County, FL, Water and Sewer Revenue,
                                              (FGIC), 5.25%, 10/1/11                            $  2,046,540
Aaa              AAA                 2,000    Manatee County, FL, Public Utilities, (MBIA),
                                              6.75%, 10/1/04                                       2,284,500
Aaa              AAA                 1,000    Pasco County, FL, Water and Sewer Revenue,
                                              (FGIC), 5.40%, 10/1/03                               1,057,650
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,388,690
------------------------------------------------------------------------------------------------------------

Nursing Homes -- 1.2%
------------------------------------------------------------------------------------------------------------
NR               NR               $  1,000    Volusia County, FL, (Beverly Enterprises),
                                              5.88%, 7/1/07                                     $    999,160
------------------------------------------------------------------------------------------------------------
                                                                                                $    999,160
------------------------------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
  (identified cost $77,729,712)                                                                  $80,921,108
------------------------------------------------------------------------------------------------------------

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of issuers of the debt securities to meet thier obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments at September
30, 1997, 42.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 1.3% to 27.2% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the
       Federal Alternative Minimum Tax.

                                      See notes to financial statements

Massachusetts Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
-------------------------------  Principal
                 Standard        Amount
Moody's          & Poor's        (000 omitted) Security                                          Value
------------------------------------------------------------------------------------------------------------
Education -- 4.7%
------------------------------------------------------------------------------------------------------------
A1               A+               $  1,200    Massachusetts Health and Education FInance
                                              Authority, (Tufts University), 7.40%, 8/1/18      $  1,255,836
A3               NR                  1,030    Massachusetts Industrial Finance Agency,
                                              (Park School), 5.50%, 9/1/16                         1,041,752
Baa3             BBB-                  500    Massachusetts State Industrial Finance
                                              Agency, (Dana Hall), 5.90%, 7/1/27                     509,805
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,807,393
------------------------------------------------------------------------------------------------------------

Electric Utilities -- 1.7%
------------------------------------------------------------------------------------------------------------
Baa2             BBB+             $  1,000    Massachusetts Municipal Wholesale Electric
                                              Co., 5.70%, 7/1/01                                $  1,042,860
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,042,860
------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 0.9%
------------------------------------------------------------------------------------------------------------
Aaa              AAA                $  500    Lynn, MA, Water and Sewer Commission, (MBIA),
                                              Prerefunded to 12/1/00, 7.25%, 12/1/10            $    552,990
------------------------------------------------------------------------------------------------------------
                                                                                                $    552,990
------------------------------------------------------------------------------------------------------------

General Obligations -- 7.4%
------------------------------------------------------------------------------------------------------------
Baa1             A                $  1,000    Commonwealth of Puerto Rico Aqueduct and
                                              Sewer Authority, 5.00%, 7/1/19                    $    945,420
A1               A+                  1,500    Massachusetts State, 5.40%, 11/1/06                  1,585,950
A1               A+                  2,000    Massachusetts State, Consolidated Loan,
                                              Series D, 5.00%, 11/1/14                             1,952,780
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,484,150
------------------------------------------------------------------------------------------------------------

Hospitals -- 9.3%
------------------------------------------------------------------------------------------------------------
Aa2              AA+              $  3,000    Massachusetts Health and Educational
                                              Facilities Authority, (Daughters of Charity
                                              Issue), 5.75%, 7/1/02                             $  3,163,200
NR               BBB-                1,845    Massachusetts Health and Educational
                                              Facilities Authority, (North Adams Regional
                                              Hospital), 6.25%, 7/1/04                             1,953,947
Baa2             BBB                   500    Massachusetts Health and Educational
                                              Facilities Authority, (Sisters of Providence
                                              Hospital), 6.00%, 11/15/00                             517,335
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,634,482
------------------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 3.7%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  2,000    Massachusetts Municipal Wholesale Electric
                                              Co., (AMBAC), 6.63%, 7/1/03(1)                    $  2,222,240
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,222,240
------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 8.5%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,000    Haverhill, MA, (FGIC), 5.00%, 6/15/17             $  962,320
Aaa              AAA                 1,000    Massachusetts State, (AMBAC), 5.00%, 7/1/12          1,004,590
Aaa              AAA                 1,000    Puerto Rico Public Buildings Authority,
                                              (MBIA), 5.00%, 7/1/16                                  983,200
Aaa              AAA                 1,000    The Commonwealth of Massachusetts, (FGIC),
                                              6.50%, 6/1/01                                        1,078,450
Aaa              AAA                 1,000    Town of Rockport, MA, (AMBAC), 6.80%, 12/15/04       1,086,430
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,114,990
------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 2.4%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,500    Massachusetts State Health and Educational
                                              Facilities Authority, (Lowell General
                                              Hospital), Series B, (FSA), 5.25%, 6/1/16         $  1,475,355
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,475,355
------------------------------------------------------------------------------------------------------------

Insured - Housing -- 20.0%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,900    Massachusetts Housing Finance Agency,
                                              (AMBAC), (AMT), 5.90%, 1/1/03                     $  1,982,517
Aaa              AAA                 4,800    Massachusetts Housing Finance Agency,
                                              (Harborpoint Development), (AMBAC), (AMT),
                                              6.20%, 12/1/10                                       5,091,936
Aaa              AAA                 4,730    Massachusetts Housing Finance Agency, (MBIA),
                                              6.13%, 12/1/11                                       5,010,347
------------------------------------------------------------------------------------------------------------
                                                                                                 $12,084,800
------------------------------------------------------------------------------------------------------------

Insured - Industrial Development Revenue /
Pollution Control Revenue -- 2.4%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,400    Massachusetts IFA, (Nantucket Electric),
                                              (AMBAC), (AMT), 5.30%, 7/1/04                     $  1,450,890
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,450,890
------------------------------------------------------------------------------------------------------------

Insured - Lease Revenue / Certificates of
Participation -- 1.7%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,015    Massachusetts Industrial Finance Agency
                                              Revenue, (Dexter School), (MBIA), 5.40%, 5/1/13   $  1,028,743
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,028,743
------------------------------------------------------------------------------------------------------------

Insured - Transportation -- 4.0%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  2,000    Massachusetts Bay Transportation Authority,
                                              Series B, (AMBAC), 5.25%, 3/1/11                  $  2,031,100
Aaa              AAA                   400    Massachusetts State Turnpike Authority,
                                              (FGIC), 5.13%, 1/1/23                                  398,956
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,430,056
------------------------------------------------------------------------------------------------------------

Insured - Water and Sewer -- 8.8%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  5,480    Massachusetts Water and Sewer Authority,
                                              (MBIA), 5.00%, 12/1/16(2)                         $  5,308,859
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,308,859
------------------------------------------------------------------------------------------------------------

Lease Revenue / Certificates of
Participation -- 2.8%
------------------------------------------------------------------------------------------------------------
NR               BBB              $  1,650    Puerto Rico, (ITEM & EC - Guaynabo Lease
                                              Program), 5.38%, 7/1/06                           $  1,700,375
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,700,375
------------------------------------------------------------------------------------------------------------

Life Care -- 1.7%
------------------------------------------------------------------------------------------------------------
Baa3             BB                 $  960    Massachusetts Health and Educational Finance
                                              Authority, (Milford-Whitinsville Hospital),
                                              Series B, 7.12%, 7/15/02                          $  1,013,376
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,013,376
------------------------------------------------------------------------------------------------------------

Nursing Homes -- 3.6%
------------------------------------------------------------------------------------------------------------
NR               NR                 $  970    Massachusetts Health and Educational
                                              Facilities Authority, (1st Mortgage -
                                              Fairview Extended Care), 10.13%, 1/1/11           $  1,166,183
NR               NR                  1,000    Massachusetts Industrial Finance Agency,
                                              Health Care Facilities, (Age Institute of
                                              Massachusetts), 7.60%, 11/1/05                       1,030,950
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,197,133
------------------------------------------------------------------------------------------------------------

Special Tax Revenue -- 3.8%
------------------------------------------------------------------------------------------------------------
Aa3              AA               $    500    Massachusetts State, Special Tax Obligation,
                                              5.00%, 6/1/14(3)                                  $    494,675
NR               NR                  1,750    Virgin Islands Public Finance Authority,
                                              (V.I. General Obligations/Matching Loan Fund
                                              Notes), 6.70%, 10/1/99                               1,826,353
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,321,028
------------------------------------------------------------------------------------------------------------

Transportation -- 6.8%
------------------------------------------------------------------------------------------------------------
A1               A+               $  1,000    Massachusetts Bay Transportation Authority,
                                              Series A, 5.75%, 3/1/18                           $  1,026,270
A1               A+                  2,000    Massachusetts State Turnpike Authority,
                                              5.00%, 1/1/20                                        1,957,780
A1               A+                  1,000    Woods Hole, (Martha's Vineyard and Nantucket
                                              Steamship Authority), 6.60%, 3/1/03                  1,104,500
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,088,550
------------------------------------------------------------------------------------------------------------

Water and Sewer -- 5.8%
------------------------------------------------------------------------------------------------------------
Aa               A+               $    500    Massachusetts State Water Pollution Abatement
                                              Trust, 5.00%, 8/1/15                              $    486,165
Aa               A+                  1,000    Massachusetts State Water Pollution Abatement
                                              Trust, 5.25%, 8/1/14                                 1,013,350
Aa3              AA+                 2,000    Massachusetts State Water Pollution Abatement
                                              Trust, 5.25%, 8/1/14                                 2,006,420
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,505,935
------------------------------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
  (identified cost $57,783,860)                                                                  $60,464,205
------------------------------------------------------------------------------------------------------------

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of issuers of debt to meet thier obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1997,
51.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 2.4% to 24.6% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security has been segregated to cover when-issued securities.

(3) When-issued security.

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the
       Federal Alternative Minimum Tax.

                                      See notes to financial statements

New York Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
-------------------------------  Principal
                 Standard        Amount
Moody's          & Poor's        (000 omitted) Security                                          Value
------------------------------------------------------------------------------------------------------------
Airlines -- 4.9%
------------------------------------------------------------------------------------------------------------
A                A                $  4,000    New York, NY, IDA, (Terminal One Group),
                                              6.00%, 1/1/07                                     $  4,275,800
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,275,800
------------------------------------------------------------------------------------------------------------

Cogeneration -- 1.2%
------------------------------------------------------------------------------------------------------------
NR               NR                 $  950    Port Authority of New York and New Jersey,
                                              (KIAC Project), (AMT), 6.50%, 10/1/01             $  1,008,178
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,008,178
------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 2.4%
------------------------------------------------------------------------------------------------------------
NR               AA-              $  2,000    Power Authority of the State of New York,
                                              Prerefunded to 1/1/98, 8.00%, 1/1/17              $  2,061,080
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,061,080
------------------------------------------------------------------------------------------------------------

General Obligations -- 4.2%
------------------------------------------------------------------------------------------------------------
A2               A                $  2,000    State of New York, 5.25%,
                                              7/15/09                                           $  2,057,980

Baa1             BBB+                1,500    The City of New York, 6.38%,
                                              8/1/06                                               1,604,565
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,662,545
------------------------------------------------------------------------------------------------------------

Hospitals -- 4.7%
--------------------------------------------------------------------------------
Baa1             BBB+             $  2,000    Dormitory Authority of New York, Department
                                              of Health, 5.38%, 7/1/08                          $  2,051,580
Baa1             A-                  1,000    New York State Dormitory Authority, (Mental
                                              Health), 5.30%, 2/15/04                              1,032,110
Baa              NR                  1,000    New York State Dormitory Authority, (Nyack
                                              Hospital), 6.00%, 7/1/06                             1,061,730
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,145,420
------------------------------------------------------------------------------------------------------------

Housing -- 11.1%
------------------------------------------------------------------------------------------------------------
A1               AA               $  2,500    New York City Housing Development Corp.,
                                              6.00%, 11/1/03                                    $  2,664,725
Aa               AA                  4,000    New York City Housing Development Corp.,
                                              (Multi-Family), 5.625%, 5/1/12                       4,097,560
Aa2              NR                  1,500    New York State Mortgage Agency Revenue,
                                              6.45%, 10/1/21                                       1,599,300
Aa2              NR                  1,300    New York State Mortgage Agency, Homeowner
                                              Mtg. Bond Ser. 65, 5.20%, 10/1/08                 $  1,314,001
------------------------------------------------------------------------------------------------------------
                                                                                                $  9,675,586
------------------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 2.1%
------------------------------------------------------------------------------------------------------------
Baa3             BBB-             $  1,700    Puerto Rico Port Authority (American
                                              Airlines), 6.25%, 6/1/26                          $  1,819,442
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,819,442
------------------------------------------------------------------------------------------------------------

Insured - Education -- 3.7%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,075    Dormitory Authority of the State of New York,
                                              (Mt. Sinai School of Medicine), (MBIA),
                                              6.75%, 7/1/09                                     $  1,180,071
Aaa              AAA                 2,000    Dormitory Authority of the State of New York,
                                              (State University), (AMBAC), 5.25%, 5/15/10          2,076,680
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,256,751
------------------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 6.2%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  5,000    New York State Energy Research and
                                              Development Authority, (Central Hudson Gas),
                                              (FGIC), 7.38%, 10/1/14                            $  5,431,799
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,431,799
------------------------------------------------------------------------------------------------------------

Insured - Health Services -- 1.2%
------------------------------------------------------------------------------------------------------------
NR               AAA              $  1,000    New York State Dormitory Authority, (Wesley
                                              Health Nursing Home) (FHA), 5.85%, 8/1/26         $  1,050,510
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,050,510
------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 8.7%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  4,450    New York State Medical Care Facilities
                                              Finance Agency, (New York State Hospital),
                                              (AMBAC), 6.10%, 2/15/04                           $  4,848,231
Aaa              AAA                 2,500    New York State Medical Care Facilities
                                              Finance Agency, (New York State Hospital),
                                              (AMBAC), 6.20%, 2/15/05                              2,757,475
------------------------------------------------------------------------------------------------------------
                                                                                                $  7,605,706
------------------------------------------------------------------------------------------------------------

Insured - Lease Revenue / Certificates of
Participation -- 0.6%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $    500    City University of New York, (John Jay
                                              College), (AMBAC), 5.00%, 8/15/08                 $    509,215
------------------------------------------------------------------------------------------------------------
                                                                                                $    509,215
------------------------------------------------------------------------------------------------------------

Insured - Transportation -- 5.5%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  2,240    Metropolitan Transportation Authority for the
                                              City of New York, (FGIC), 5.70%, 7/1/10           $  2,382,442
Aaa              AAA                 2,290    Triborough Bridge and Tunnel Authority,
                                              (FGIC), 5.80%, 1/1/02                                2,428,431
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,810,873
------------------------------------------------------------------------------------------------------------

Insured - Water and Sewer -- 1.2%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,000    New York City Municipal Water Finance
                                              Authority, (AMBAC), 5.80%, 6/15/03                $  1,069,400
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,069,400
------------------------------------------------------------------------------------------------------------

Lease Revenue / Certificates of
Participation -- 14.0%
------------------------------------------------------------------------------------------------------------
Baa1             BBB+             $  2,180    New York State Energy Research Development
                                              Authority, (Western NY Nuclear Service Center
                                              Project), 6.00%, 4/1/06                           $  2,345,135
Baa              BBB+                5,000    New York State Housing Finance Agency, 6.38%,
                                              11/1/03                                              5,416,599
NR               BBB                 1,485    New York State Thruway Authority, 0.00%, 1/1/04      1,098,499
Baa1             BBB+                1,000    New York State Urban Development Corp.,
                                              (Youth Facilities), 5.75%, 4/1/10                    1,047,170
Aaa              AAA                 2,250    New York Urban Development Corp., 5.50%, 7/1/16      2,297,430
------------------------------------------------------------------------------------------------------------
                                                                                                $ 12,204,833
------------------------------------------------------------------------------------------------------------

Life Care -- 1.2%
------------------------------------------------------------------------------------------------------------
NR               NR               $    500    Glen Cove, IDA (Regency at Glen Cove), 9.50%,
                                              7/1/12                                            $    500,000
NR               NR                    560    Glen Cove, IDA (Regency at Glen Cove) NY,
                                              9.50%, 7/1/99                                          560,000
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,060,000
------------------------------------------------------------------------------------------------------------

Special Tax Revenue -- 5.1%
------------------------------------------------------------------------------------------------------------
A3               A+               $  4,500    New York Local Government Assistance Corp.,
                                              5.25%, 4/1/16                                     $  4,494,690
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,494,690
------------------------------------------------------------------------------------------------------------

Transportation -- 14.3%
------------------------------------------------------------------------------------------------------------
Baa1             BBB+             $  3,300    New York State Thruway Authority, Local
                                              Highway and Bridge, 5.25%, 4/1/13                 $  3,251,853
Baa1             BBB+                1,000    New York State Thruway Authority, Local
                                              Highway and Bridge, (AMT), 5.75%, 4/1/16             1,021,340
A1               AA-                 3,000    Port Authority of New York and New Jersey,
                                              (AMT), 6.00%, 7/1/14                                 3,192,450
Baa3             BBB-                2,875    Port Authority of New York and New Jersey,
                                              (Delta Airlines), 6.95%, 6/1/08                      3,134,958
Aa               A+                  2,000    Triborough Bridge and Tunnel Authority,
                                              General Purpose Bonds, 5.20%, 1/1/27(1)              1,935,620
------------------------------------------------------------------------------------------------------------
                                                                                               $  12,536,221
------------------------------------------------------------------------------------------------------------

Water and Sewer -- 7.7%
------------------------------------------------------------------------------------------------------------
A2               A-               $  5,000    New York City Municipal Water Finance
                                              Authority, 5.125%, 6/15/21                        $  4,771,950
A2               A-                  1,825    New York City Municipal Water Finance
                                              Authority, 5.70%, 6/15/02                            1,927,948
------------------------------------------------------------------------------------------------------------
                                                                                                $  6,699,898
------------------------------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
  (identified cost $84,164,940)                                                                 $ 87,377,947
------------------------------------------------------------------------------------------------------------

The portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at
September 30, 1997, 27.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 1.4% to 12.9% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the
       Federal Alternative Minimum Tax.

                                      See notes to financial statements

Pennsylvania Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
-------------------------------  Principal
                 Standard        Amount
Moody's          & Poor's        (000 omitted) Security                                          Value
------------------------------------------------------------------------------------------------------------
Cogeneration -- 5.5%
------------------------------------------------------------------------------------------------------------
NR               NR               $  1,200    Pennsylvania Economic Development Financing
                                              Authority, (Resource Recovery for
                                              Northampton), 6.75%, 1/1/07                       $  1,267,404
NR               BBB-                2,000    Pennsylvania Economic Development Financing
                                              Authority, (Resources Recovery - Culver
                                              Project), (AMT), 7.05%, 12/1/10(1)                   2,197,020
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,464,424
------------------------------------------------------------------------------------------------------------

Education -- 1.2%
------------------------------------------------------------------------------------------------------------
NR               AAA              $    700    Montgomery County, PA, Higher Education and
                                              Health Authority, (Saint Joseph's
                                              University), (CLEE), 6.00%, 12/15/02              $    749,049
------------------------------------------------------------------------------------------------------------
                                                                                                $    749,049
------------------------------------------------------------------------------------------------------------

Electric Utilities -- 1.6%
------------------------------------------------------------------------------------------------------------
NR               NR               $    960    Virgin Islands Water and Power Authority,
                                              7.40%, 7/1/11                                     $  1,038,000
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,038,000
------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 9.5%
------------------------------------------------------------------------------------------------------------
Baa              AAA              $    500    Pennsylvania State Higher Education, (Medical
                                              College of Pennsylvania), Prefunded to
                                              3/1/01, 7.25%, 3/1/05                             $    556,890
Aaa              N/R                 1,500    Philadelphia, PA, Hospital and Higher
                                              Education, (Children's Hospital), Prerefunded
                                              to 2/15/02, 6.50%, 2/15/21                           1,656,090
Aaa              AAA                 1,500    Somerset County, PA, General Authority,
                                              (FGIC) Escrowed to Maturity, 6.50%, 10/15/01         1,627,860
Aaa              AAA                 7,000    Westmoreland County, PA, Municipal Authority,
                                              (FGIC), 0.00%, 8/15/19                               2,147,600
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,988,440
------------------------------------------------------------------------------------------------------------

Hospitals -- 15.2%
------------------------------------------------------------------------------------------------------------
NR               BBB              $  1,000    Allentown, PA, (Sacred Heart Hospital),
                                              6.50%, 11/15/08                                   $  1,068,310
Baa3             BBB+                  650    Hazleton, PA, Health Services Authority,
                                              5.85%, 7/1/06                                          669,942
NR               AAA                 1,030    Indiana County, PA, Hospital Authority,
                                              (Indiana Hospital), (CLEE), 5.75%, 7/1/00            1,071,561
NR               AAA                   825    Indiana County, PA, Hospital Authority,
                                              (Indiana Hospital), (CLEE), 5.875%, 7/1/01             870,697
A3               A                   1,200    Lehigh County, PA, General Purpose Authority,
                                              (Muhlenberg Hospital), 5.75%, 7/15/10                1,213,836
NR               BBB-                  200    Mckean County, PA, (Bradford Hospital),
                                              5.375%, 10/1/03                                        205,098
Baa2             NR                  1,030    Montgomery County, PA, Higher Education and
                                              Health Authority, (Montgomery Hospital),
                                              6.25%, 7/1/06                                        1,076,515
Baa2             NR                  1,100    Montgomery County, PA, Higher Education and
                                              Health Authority, (Montgomery Hospital),
                                              6.375%, 7/1/07                                       1,144,077
A                NR                    500    New Castle Area Hospital Authority, (St.
                                              Francis Hospital of New Castle), 5.90%, 11/15/00       520,685
NR               BBB                   380    Northhampton County Hospital Authority,
                                              (Easton Hospital), 6.90%, 1/1/02                       399,874
NR               A-                  1,350    South Fork, PA, Municipal Authority, (Lee
                                              Hospital), 5.50%, 7/1/11                             1,349,879
------------------------------------------------------------------------------------------------------------
                                                                                                $  9,590,474
------------------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 5.1%
------------------------------------------------------------------------------------------------------------
NR               NR               $    885    Chester County, PA, Industrial Development
                                              Authority, 8.00%, 9/1/05                          $    927,038
NR               BB-                 1,005    Clearfield, PA, (Kmart Corp.), 6.80%, 5/15/07        1,060,757
A3               A-                  1,200    Erie, PA, Industrial Development Authority,
                                              5.85%, 12/1/20                                       1,233,048
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,220,843
------------------------------------------------------------------------------------------------------------

Insured - Colleges and Universities -- 5.3%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  3,450    Allegheny County, PA, Higher Education
                                              Building Authority, (Dusquesne University),
                                              (AMBAC), 5.00%, 3/1/16                            $  3,344,843
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,344,843
------------------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 7.5%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  2,000    Cambria County, PA, Industrial Development
                                              Pollution Control, (MBIA), 5.35%, 11/1/10         $  2,095,960
Aaa              AAA                 2,500    Indiana County, PA, Industrial Development
                                              Authority Pollution Control, (MBIA), 5.35%,
                                              11/1/10                                              2,619,950
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,715,910
------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 4.2%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,355    McKeesport, PA, (FGIC), 0.00%, 10/1/11            $    660,319
Aaa              AAA                 2,000    State of Pennsylvania, (AMBAC), 5.00%, 11/15/15      1,960,180
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,620,499
------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 6.8%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,000    Allegheny County, PA, Hospital Development
                                              Authority, (South Hills Health), (MBIA),
                                              5.50%, 5/1/08                                     $  1,058,370
Aaa              AAA                 1,000    Erie County, PA, Hospital Authority, (Hamot
                                              Health System), (AMBAC), 7.10%, 2/15/10              1,095,700
Aaa              AAA                 2,050    Sayre Health Care Facilities Authority,
                                              (Guthrie Medical Center), (AMBAC), 6.50%, 3/1/00     2,158,281
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,312,351
------------------------------------------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of
Participation -- 2.6%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,000    Northumberland County Authority, PA, Lease
                                              Revenue Bonds, (MBIA), 6.50%, 10/15/01            $  1,085,240
Aaa              AAA                   500    The Harrisburg Authority (Dauphin County, PA)
                                              Lease Revenue Bonds, (CGIC), 6.25%, 6/1/01             534,750
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,619,990
------------------------------------------------------------------------------------------------------------

Insured - School District -- 4.0%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  2,500    Pleasant Valley, PA, School District, (FGIC),
                                              5.00%, 9/1/10                                     $  2,501,875
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,501,875
------------------------------------------------------------------------------------------------------------

Insured - Transportation -- 6.5%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  3,000    Philadelphia Airport Revenue, (FGIC), (AMT),
                                              5.25%, 6/15/09(2)                                 $  3,059,549
Aaa              AAA                 1,000    Southeastern Pennsylvania Transportation
                                              Authority, (FGIC), 5.55%, 3/1/14                     1,027,730
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,087,279
------------------------------------------------------------------------------------------------------------

Life Care -- 13.1%
------------------------------------------------------------------------------------------------------------
NR               BBB              $  2,355    Clearfield, PA, Hospital Authority,
                                              (Clearfield Hospital), 6.875%, 6/1/16             $  2,501,175
NR               NR                    245    Delaware County, PA, Authority, (White Horse
                                              Village), 6.30%, 7/1/03                                256,001
NR               NR                    505    Delaware County, PA, Authority, (White Horse
                                              Village), 6.40%, 7/1/04                                531,169
NR               NR                  1,120    Delaware County, PA, Industrial Development
                                              Authority, (Glen Riddle), (AMT), 8.125%,
                                              9/1/05(1)                                            1,197,616
Aa               AA                  2,000    Geisinger, PA, Health System, 7.375%, 7/1/02         2,148,000
Baa2             BBB+                  590    Hazleton, PA, Health Services Authority,
                                              (Hazleton General Hospital), 5.50%, 7/1/07             601,092
A3               BBB+                1,000    Monroeville, PA, Hospital Authority, 5.75%,
                                              10/1/05                                              1,044,610
------------------------------------------------------------------------------------------------------------
                                                                                                $  8,279,663
------------------------------------------------------------------------------------------------------------

Nursing Homes -- 1.0%
------------------------------------------------------------------------------------------------------------
NR               NR               $    500    Wilkins Area, PA, IDA, (Fairview Extended
                                              Care), 10.25%, 1/1/21                             $    603,005
------------------------------------------------------------------------------------------------------------
                                                                                                $    603,005
------------------------------------------------------------------------------------------------------------

Solid Waste -- 3.0%
------------------------------------------------------------------------------------------------------------
Baa              A-               $    500    Greater Lebanon Refuse Authority of Lebanon
                                              County, PA, 6.20%, 5/15/99                        $    514,965
Baa              A-                    500    Greater Lebanon Refuse Authority of Lebanon
                                              County, PA, 6.20%, 11/15/99                            519,065
Baa              A-                    300    Greater Lebanon Refuse Authority of Lebanon
                                              County, PA, 6.40%, 5/15/00                             314,247
Baa              A-                    500    Greater Lebanon Refuse Authority of Lebanon
                                              County, PA, 6.40%, 11/15/00                            527,970
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,876,247
------------------------------------------------------------------------------------------------------------

Special Tax Revenue -- 0.4%
------------------------------------------------------------------------------------------------------------

NR               NR               $    250    Virgin Islands Public Finance Authority,
                                              (V.I. General Obligations/Matching Loan Fund
                                              Notes), 6.70%, 10/1/99                            $    260,908
------------------------------------------------------------------------------------------------------------
                                                                                                $    260,908
------------------------------------------------------------------------------------------------------------

Transportation -- 7.5%
------------------------------------------------------------------------------------------------------------
A1               A                $  1,000    Pennsylvania State Turnpike Commission,
                                              6.00%, 12/1/17                                    $  1,000,370
Aa3              AA-                 2,550    Southeastern Pennsylvania Transportation
                                              Authority, LOC: Canadian Imperial Bank of
                                              Commerce, 6.00%, 6/1/99(3)                           2,631,395
Aa3              AA-                 1,000    Southeastern Pennsylvania Transportation
                                              Authority, LOC: Canadian Imperial Bank of
                                              Commerce, 6.00%, 6/1/01                              1,059,510
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,691,275
------------------------------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
  (identified cost $60,582,610)                                                                 $ 62,965,075
------------------------------------------------------------------------------------------------------------

The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at
September 30, 1997, 36.9% of the securities in the portfolio of investments are backed by bond issuance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 0.8% to 17.5% of total investments.

(1) Security has been segregated to cover when-issued securities.

(2) When-issued security.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the
       Fedreral Alternative Minimum Tax.

                                      See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Assets and Liabilities

As of September 30, 1997

                                        Florida                Massachusetts                New York              Pennsylvania
                                        Limited                   Limited                   Limited                 Limited
                                       Portfolio                 Portfolio                 Portfolio               Portfolio
------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------
Investments --
  Identified cost                    $ 77,729,712               $ 57,783,860             $ 84,164,940             $ 60,582,610
  Unrealized appreciation               3,191,396                  2,680,345                3,213,007                2,282,465
------------------------------------------------------------------------------------------------------------------------------

Investments, at value (Note 1A)      $ 80,921,108               $ 60,464,205             $ 87,377,947             $ 62,965,075
------------------------------------------------------------------------------------------------------------------------------
Cash                                 $        572               $        247             $        633             $        234
Receivable for investments sold                --                  1,923,062                1,620,729                  912,055
Interest receivable                       605,665                    144,037                1,693,674                  974,678
Receivable for daily variation
  margin on open financial
  futures contracts (Note 1E)               8,938                     14,094                   17,531                   17,188
Deferred organization expenses
  (Note 1D)                                 2,474                      2,392                    1,501                    1,572
------------------------------------------------------------------------------------------------------------------------------

Total assets                         $ 82,626,766               $ 63,378,678             $ 89,018,341             $ 64,103,573
------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------
Payable for when-issued
  securities (Note 1F)               $         --               $    499,323             $         --             $  2,927,610
Demand note payable (Note 5)              418,000                    409,000                1,763,000                       --
Payable to affiliate for
  Trustees' fees (Note 2)                   1,683                      1,716                    2,206                    1,691
Accrued expenses                            5,395                      3,719                    7,622                    3,875
------------------------------------------------------------------------------------------------------------------------------

Total liabilities                    $    425,078               $    913,758             $  1,772,828             $  2,933,176
------------------------------------------------------------------------------------------------------------------------------

Net Assets applicable to
  investors' interest in Portfolio   $ 82,201,688               $ 62,464,920             $ 87,245,513             $ 61,170,397
------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
  contributions and withdrawals      $ 79,051,573               $ 59,850,872             $ 84,188,980             $ 58,918,726
Net unrealized appreciation of
  investments and financial
  futures contracts (computed on
  the basis of identified cost)         3,150,115                  2,614,048                3,056,533                2,251,671
------------------------------------------------------------------------------------------------------------------------------

Total                                $ 82,201,688               $ 62,464,920             $ 87,245,513             $ 61,170,397
------------------------------------------------------------------------------------------------------------------------------

                                              See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Operations

For the Six Months Ended September 30, 1997
                                        Florida                Massachusetts                New York              Pennsylvania
                                        Limited                   Limited                   Limited                 Limited
                                       Portfolio                 Portfolio                 Portfolio               Portfolio
------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
------------------------------------------------------------------------------------------------------------------------------
Interest income                      $  2,383,675               $  1,845,464             $  2,569,317             $  1,821,218
------------------------------------------------------------------------------------------------------------------------------
Total income                         $  2,383,675               $  1,845,464             $  2,569,317             $  1,821,218
------------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------------
Investment Adviser fee (Note 2)      $    201,818               $    154,370             $    215,715             $    150,665
Compensation of Trustees not
  members of the Investment
  Adviser's organization (Note 2)           5,582                      3,331                    4,348                    3,305
Legal and accounting services              20,570                     19,410                   21,907                   19,411
Custodian fee (Note 1G)                    27,474                     19,915                   19,466                   12,407
Amortization of organization
expenses (Note 1D)                          2,108                      2,050                    1,288                    1,340
Miscellaneous                                 852                     10,599                   22,301                    8,577
------------------------------------------------------------------------------------------------------------------------------

Total expenses                       $    258,404               $    209,675             $    285,025             $    195,705
------------------------------------------------------------------------------------------------------------------------------
Deduct --
  Reduction of custodian fee (Note
    1G)                              $      6,717               $      8,100                       --                       --
  Preliminary reduction of
    investment adviser fee (Note 2)            --                         --                       --                       --
------------------------------------------------------------------------------------------------------------------------------
Total expense reductions             $      6,717               $      8,100             $         --             $         --
------------------------------------------------------------------------------------------------------------------------------

Net expenses                         $    251,687               $    201,575             $         --             $         --
------------------------------------------------------------------------------------------------------------------------------

Net investment income                $  2,131,988               $  1,643,889             $  2,284,292             $  1,625,513
------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions
    (identified cost basis)          $    459,743               $    411,976             $    684,604             $    673,906
  Financial futures contracts          (1,126,670)                  (713,733)                 (29,537)                (213,153)
------------------------------------------------------------------------------------------------------------------------------

Net realized gain (loss) on
  investments                        $   (666,927)              $   (301,757)           $    655,067              $    406,753
------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost
    basis)                           $  2,750,326               $  2,091,851             $  3,100,308             $  1,697,940
  Financial futures contracts            (249,425)                  (246,688)                (531,133)                (130,794)
------------------------------------------------------------------------------------------------------------------------------

Net change in unrealized
  appreciation of investments        $  2,500,901               $  1,845,163             $  2,569,175             $  1,567,146
------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
  on investments                     $  1,833,974               $  1,543,406             $  3,224,242             $  2,027,899
------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from
  operations                         $  3,965,962               $  3,187,295             $  5,508,534             $  3,653,412
------------------------------------------------------------------------------------------------------------------------------

                                              See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Six Months Ended September 30, 1997
                                        Florida                Massachusetts                New York              Pennsylvania
                                        Limited                   Limited                   Limited                 Limited
Increase (Decrease) in Net Assets      Portfolio                 Portfolio                 Portfolio               Portfolio
------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income              $  2,131,988               $  1,643,889             $  2,284,292             $  1,625,513
  Net realized gain (loss) on
    investments                          (666,927)                  (301,757)                 655,067                  460,753
  Net change in unrealized
    appreciation of investments         2,500,901                  1,845,163                2,569,175                1,567,146
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                         $  3,965,962               $  3,187,295             $  5,508,534             $  3,653,412
------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                      $ 21,958,853               $ 18,608,886             $ 25,537,949             $ 13,928,412
  Withdrawals                         (36,632,319)               (29,301,197)             (43,814,718)             (24,287,034)
------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets from
  capital transactions               $(14,673,466)              $(10,692,311)            $(18,276,769)            $(10,358,622)
------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets           $(10,707,504)              $ (7,505,016)            $(12,768,235)            $ (6,705,210)
------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------

At beginning of period               $ 92,909,192               $ 69,969,936             $100,013,748             $ 67,875,607
------------------------------------------------------------------------------------------------------------------------------

At end of period                     $ 82,201,688               $ 62,464,920             $ 87,245,513             $ 61,170,397
------------------------------------------------------------------------------------------------------------------------------

                                              See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Year Ended March 31, 1997
                                        Florida                Massachusetts                New York              Pennsylvania
                                        Limited                   Limited                   Limited                 Limited
Increase (Decrease) in Net Assets      Portfolio                 Portfolio                 Portfolio               Portfolio
------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income              $  5,368,154               $  4,105,048             $  5,864,808             $  4,070,122
  Net realized gain (loss) on
    investments                          (345,920)                  (122,731)                (287,142)                 407,499
  Change in unrealized appreciation
    (depreciation) of investments      (1,654,724)                  (861,173)                (895,080)              (1,218,041)
------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from
  operations                         $  3,367,510               $  3,121,144             $  4,682,586             $  3,259,580
------------------------------------------------------------------------------------------------------------------------------

Capital transactions --
  Contributions                      $  4,859,506               $  1,754,803             $  3,989,610             $  2,538,420
  Withdrawals                         (43,152,835)               (32,041,287)             (47,386,927)             (30,116,393)
------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets from
  capital transactions               $(38,293,329)              $(30,286,484)            $(43,397,317)            $(27,577,973)
------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets           $(34,925,819)              $(27,165,340)            $(38,714,731)            $(24,318,393)
------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------

At beginning of year                 $127,835,011               $ 97,135,276             $138,728,479             $ 92,194,000
------------------------------------------------------------------------------------------------------------------------------

At end of year                       $ 92,909,192               $ 69,969,936             $100,013,748             $ 67,875,607
------------------------------------------------------------------------------------------------------------------------------

                                              See notes to financial statements

Supplementary Data
                                           Florida Limited Portfolio                              Massachusetts Limited Portfolio
                            -------------------------------------------------------  ----------------------------------------------
                            Six Months                                               Six Months
                            Ended                                                    Ended
                            September 30,            Year Ended March 31,            September 30,          Year Ended March 31,
                            1997           ----------------------------------------- 1997           ------------------------------
                            (Unaudited)   1997       1996       1995       1994*     (Unaudited)  1997    1996      1995      1994*
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses(1)                    0.60%+    0.59%      0.55%      0.52%      0.49%+      0.63%+    0.60%    0.57%     0.54%      0.52%+
Net expenses, after
custodian fee reduction        0.58%+    0.57%      0.54%        --         --        0.61%+    0.58%    0.55%       --         --
Net investment income          4.88%+    4.90%      4.73%      4.73%      4.53%+      4.95%+    4.97%    4.72%     4.90%      4.57%+
Portfolio Turnover               24%       66%        20%        44%         8%         26%       60%      27%       46%         8%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(000s omitted)               $82,202   $92,909   $127,835   $164,579   $185,977     $62,465   $69,970  $97,135  $119,120   $119,772
------------------------------------------------------------------------------------------------------------------------------------

  + Annualized.

  * For the period from the start of business, May 3, 1993, to March 31, 1994.

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                              See notes to financial statements

Supplementary Data

                                           New York Limited Portfolio                              Pennsylvania Limited Portfolio
                            -------------------------------------------------------- ---------------------------------------------
                            Six Months                                               Six Months
                            Ended                                                    Ended
                            September 30,            Year Ended March 31,            September 30,          Year Ended March 31,
                            1997           ----------------------------------------- 1997           ------------------------------
                            (Unaudited)   1997       1996       1995       1994*     (Unaudited)  1997    1996       1995      1994*
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------------------------
Expenses(1)                   0.62%+     0.58%      0.55%      0.52%      0.47%+     0.63%+    0.61%     0.58%      0.53%     0.50%+
Net expenses, after
custodian fee reduction       0.61%+     0.56%      0.53%        --         --       0.61%+    0.59%     0.56%        --        --
Net investment income         4.87%+     4.87%      4.66%      4.79%      4.50%+     5.05%+    5.11%     4.81%      4.77%     4.59%+
Portfolio Turnover              31%        58%        32%        31%         5%        29%       51%       24%        39%       12%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (000s omitted)            $87,246   $100,014   $138,728   $173,632   $183,768    $61,170   $67,876   $92,194   $113,606  $123,620
------------------------------------------------------------------------------------------------------------------------------------

  + Annualized.

  * For the period from the start of business, May 3, 1993, to March 31, 1994.

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                              See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

  C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

  D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years, beginning on the date each Fund commenced operations.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

  G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

  H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  I Other -- Investment transactions are accounted for on a trade date basis.

  J Interim Financial Information -- The interim financial statements relating to September 30, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research
  (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1997, each Portfolio paid advisory fees as follows:

  Portfolio                               Amount        Effective Rate*
  -------------------------------------------------------------------------
  Florida Limited                       $201,818                      0.46%
  Massachusetts Limited                 $154,370                      0.47%
  New York Limited                      $215,715                      0.46%
  Pennsylvania Limited                  $150,665                      0.47%
  -------------------------------------------------------------------------
  *Annualized

  Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1997, no significant amounts have been deferred.

  Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

3 Investments
--------------------------------------------------------------------------------
  Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 1997 were as follows:

              Florida Limited Portfolio        Massachusetts Limited Portfolio
  ----------------------------------------------------------------------------
  Purchases               $  20,719,202                          $  16,563,082
  Sales                      34,916,974                             26,189,363

             New York Limited Portfolio         Pennsylvania Limited Portfolio
  ----------------------------------------------------------------------------
  Purchases               $  28,712,475                          $  18,408,086
  Sales                      42,802,297                             23,690,089

4 Federal Income Tax Basis of Investments
--------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 1997, as computed on a federal income tax basis, are as follows:

                                 Florida Limited       Massachusetts Limited
                                 Portfolio             Portfolio
  -----------------------------------------------------------------------------
  Aggregate Cost                     $ 77,729,712                 $  57,783,860
  -----------------------------------------------------------------------------
  Gross unrealized appreciation      $  3,199,266                 $   2,682,840
  Gross unrealized depreciation            (7,870)                       (2,495)
  -----------------------------------------------------------------------------
  Net unrealized appreciation        $  3,191,396                 $   2,680,345
  -----------------------------------------------------------------------------

                                 New York Limited      Pennsylvania Limited
                                 Portfolio             Portfolio
  -----------------------------------------------------------------------------
  Aggregate Cost                   $ 84,164,940                   $  60,582,610
  -----------------------------------------------------------------------------
  Gross unrealized appreciation    $  3,213,007                   $   2,385,212
  Gross unrealized depreciation              --                          (2,747)
  -----------------------------------------------------------------------------
  Net realized appreciation        $  3,213,007                   $   2,382,465
  -----------------------------------------------------------------------------

5 Line of Credit
--------------------------------------------------------------------------------
  The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. The portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the banks' adjusted certificate of deposit rate, Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of .15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 1997 the Florida Limited Portfolio, Massachusetts Limited Portfolio and New York Limited Portfolio had a balance outstanding pursuant to this line of credit of $418,000, $409,000 and $1,763,000, respectively.
  The Portfolios did not have any significant borrowings or allocated fees during the six months ended September 30, 1997.

6 Financial Instruments
--------------------------------------------------------------------------------
  The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at September 30, 1997, were as follows:

  Limited             Expiration       Futures                  Net Unrealized
  Portfolio              Date         Contracts      Position    Depreciation
  ------------------  -----------  ----------------  ---------  --------------
                                   26 U.S. Treasury
  Florida                12/97     Bonds               Short       $ 41,281
                                   41 U.S. Treasury
  Massachusetts          12/97     Bonds               Short       $ 66,297
                                   51 U.S. Treasury
  New York               12/97     Bonds               Short       $156,474
                                   50 U.S. Treasury
  Pennsylvania           12/97     Bonds               Short       $130,794

EV Classic Limited Maturity Municipals Funds as of September 30, 1997 INVESTMENT MANAGEMENT

EV Classic Limited Maturity Municipals Funds

Officers                                Independent Trustees

THOMAS J. FETTER                        DONALD R. DWIGHT
President                               President, Dwight Partners, Inc.
                                        Chairman, Newspapers of New
JAMES B. HAWKES                         England, Inc.
Vice President and Trustee
                                        SAMUEL L. HAYES, III
ROBERT B. MACINTOSH                     Jacob H. Schiff Professor of Investment
Vice President                          Banking, Harvard University Graduate
                                        School of Business Administration
JAMES L. O'CONNOR
Treasurer                               NORTON H. REAMER
                                        President and Director, United Asset
ALAN R. DYNNER                          Management Corporation
Secretary
                                        JOHN L. THORNDIKE
                                        Formerly Director, Fiduciary Company
                                        Incorporated

                                        JACK L. TREYNOR
                                        Investment Adviser and Consultant


Limited Maturity Municipals Portfolios

Officers                                Independent Trustees

THOMAS J. FETTER                        DONALD R. DWIGHT
President                               President, Dwight Partners, Inc.
                                        Chairman, Newspapers of New
JAMES B. HAWKES                         England, Inc.
Vice President and Trustee

ROBERT B. MACINTOSH                     SAMUEL L. HAYES, III
Vice President                          Jacob H. Schiff Professor of Investment
                                        Banking, Harvard University Graduate
WILLIAM H. AHERN, JR.                   School of Business Administration
Vice President and Portfolio Manager
of Florida and Massachusetts Limited
Maturity Municipals Portfolio           NORTON H. REAMER
                                        President and Director, United Asset
NICOLE ANDERES                          Management Corporation
Vice President and Portfolio Manager
of New York Limited Maturity
Municipals Portfolio                    JOHN L. THORNDIKE
                                        Formerly Director, Fiduciary Company
TIMOTHY T. BROWSE                       Incorporated
Vice President and Portfolio Manager
of Pennsylvania Limited Maturity
Municipals Portfolio                    JACK L. TREYNOR
                                        Investment Adviser and Consultant
JAMES L. O'CONNOR
Treasurer

ALAN R. DYNNER
Secretary

Investment Advisor of the Limited
Maturity Tax Free Portfolios
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of EV Classic Limited Maturity Tax Free Funds
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02110

Transfer Agent
First Data Investor Services Group, Inc.
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

Eaton Vance Investment Trust
24 Federal Street
Boston, MA 02110

--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

                                                                 C-4LTFSRC-11/97